LONG-TERM DEBT (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Long-term Debt
Balance at beginning
Advances	51,936
Balance at end	51,936
Current portion	8,991
Long-term portion	$ 42,945